Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock-based Compensation

Stock-based compensation and equity-based expense charged to operations or capitalized during the three months ended September 30, 2021 and 2020 are summarized as follows:

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
During the Three Months Ended September 30, 2021
Cost of revenue	$11,808	$23,217	$1,696,147	$967	$-	$-	$1,732,139
Selling and marketing	-	3,970	1,341,948	75,193	-	-	1,421,111
General and administrative	414,163	78,017	4,081,766	-	-	745,636	5,319,582
Total costs charged to operations	425,971	105,204	7,119,861	76,160	-	745,636	8,472,832
Capitalized platform development	2,328	-	483,854	2,690	-	-	488,872
Total stock-based compensation	$428,299	$105,204	$7,603,715	$78,850	$-	$745,636	$8,961,704

During the Three Months Ended September 30, 2020
Cost of revenue	$35,610	$53,149	$1,178,276	$2,471	$992	$-	$1,270,498
Selling and marketing	323,164	42,695	734,391	43,900	-	-	1,144,150
General and administrative	80,306	127,786	855,390	-	-	364,248	1,427,730
Total costs charged to operations	439,080	223,630	2,768,057	46,371	992	364,248	3,842,378
Capitalized platform development	88,619	32,680	267,013	1,188	-	-	389,500
Total stock-based compensation	$527,699	256,310	$3,035,070	$47,559	$992	$364,248	$4,231,878

Stock-based compensation and equity-based expense charged to operations or capitalized during the nine months ended September 30, 2021 and 2020 are summarized as follows:

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
During the Nine Months Ended September 30, 2021
Cost of revenue	$60,838	$169,482	$4,694,925	$4,463	$-	$-	$4,929,708
Selling and marketing	-	13,899	3,820,996	224,371	-	-	4,059,266
General and administrative	559,505	297,283	10,344,247	-	-	1,498,217	12,699,252
Total costs charged to operations	620,343	480,664	18,860,168	228,834	-	1,498,217	21,688,226
Capitalized platform development	11,276	5,071	1,324,805	6,472	-	-	1,347,624
Total stock-based compensation	$631,619	$485,735	$20,184,973	$235,306	$-	$1,498,217	$23,035,850

During the Nine Months Ended September 30, 2020
Cost of revenue	$108,936	$150,915	$3,261,542	$5,644	$36,654	$-	$3,563,691
Selling and marketing	920,566	102,206	2,114,595	142,767	-	-	3,280,134
General and administrative	238,558	437,614	2,430,553	150,577	-	1,084,826	4,342,128
Total costs charged to operations	1,268,060	690,735	7,806,690	298,988	36,654	1,084,826	11,185,953
Capitalized platform development	234,611	154,445	864,656	5,451	-	-	1,259,163
Total stock-based compensation	$1,502,671	845,180	$8,671,346	$304,439	$36,654	$1,084,826	$12,445,116

Schedule of Unrecognized Compensation Expense

Unrecognized compensation expense related to the stock-based compensation awards and equity-based awards as of December 31, 2020 was as follows:

	As of December 31, 2020
	Restricted Stock Awards	Common Stock Awards	Common Equity Awards	Outside Options	Publisher Partner Warrants	ABG Warrants	Totals
Unrecognized compensation expense	$81,620	$371,932	$19,874,675	$283,388	$-	$3,214,102	$23,825,717
Weighted average period expected to be recognized (in years)	0.95	0.67	1.87	1.18	-	2.38	1.91

ABG Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value of Stock Options Assumptions

The fair value of the ABG Warrants issued during the year ended December 31, 2019 were calculated using the Monte Carlo model by an independent appraisal firm under the Probability Weighted Scenarios utilizing the following assumptions:

	Up-list	No Up-list
Risk-free interest rate	2.00% – 2.10%	2.00% – 2.10%
Expected dividend yield	0.00%	0.00%
Expected volatility	51.00% – 52.00%	121.00% – 123.00%
Expected life	6.0 – 7.3 years	6.2 – 7.3 years

Schedule of Warrants Activity

A summary of the ABG Warrant activity during the years ended December 31, 2020 and 2019 is as follows:

	Number of Shares		Weighted Average Exercise	Weighted Average Remaining Contractual Life
	Unvested	Vested	Price	(in years)
ABG Warrants outstanding at January 1, 2019	-	-	$-
Issued	21,989,844	-	0.63
ABG Warrants outstanding at December 31, 2019	21,989,844	-	0.63	9.46
Vested	(2,198,985)	2,198,985	0.63
ABG Warrants outstanding at December 31, 2020	19,790,859	2,198,985	0.63	8.46

Summary of Stock-based Compensation

Stock–based compensation and equity-based expense charged to operations or capitalized during the years ended December 31, 2020 and 2019 are summarized as follows:

	Year Ended December 31, 2020
	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
Cost of revenue	$163,181	$156,043	$3,975,625	$8,394	$36,673	$-	$4,339,916
Selling and marketing	1,486,722	114,640	2,454,432	272,431	-	-	4,328,225
General and administrative	317,982	615,604	3,439,803	150,577	-	1,449,074	5,973,040
Total costs charged to operations	1,967,885	886,287	9,869,860	431,402	36,673	1,449,074	14,641,181
Capitalized platform development	361,519	178,284	1,062,792	6,400	-	-	1,608,995
Total stock-based compensation	$2,329,404	1,064,571	$10,932,652	$437,802	$36,673	$1,449,074	$16,250,176

	Year Ended December 31, 2019
	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
Cost of revenue	$122,192	$44,520	$774,632	$1,580	$50,828	$-	$993,752
Selling and marketing	34,393	100,388	455,280	242,399	-	-	832,460
General and administrative	2,541,468	1,660,607	3,383,338	157,359	-	795,803	8,538,575
Total costs charged to operations	2,698,053	1,805,515	4,613,250	401,338	50,828	795,803	10,364,787
Capitalized platform development	535,004	175,837	590,618	5,931	-	-	1,307,390
Total stock-based compensation	$3,233,057	1,981,352	$5,203,868	$407,269	$50,828	$795,803	$11,672,177

Stock Options Outside 2016 Plan and 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value of Stock Options Assumptions

The fair value for the outside options granted during the year ended December 31, 2019 were calculated using the Black-Scholes option pricing model for the time-based and performance-based awards by an independent appraisal firm under the Probability Weighted Scenarios utilizing the following assumptions:

	Up-list	No Up-list
Risk-free interest rate	2.49% –2.57%	2.49% – 2.57%
Expected dividend yield	0.00%	0.00%
Expected volatility	74.00% – 95.00%	122.00% – 142.00%
Expected life	3.0 – 5.8 years	3.0 – 5.8 years

Summary of Stock Option Activity

A summary of outside option activity during the years ended December 31, 2020 and 2019 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Outside options outstanding at January 1, 2019	2,414,000	$0.36	9.94
Granted	1,500,000	0.57
Exercised	(2,000)	0.35
Forfeited	(180,000)	0.35
Expired	(7,333)	0.35
Outside options outstanding at December 31, 2019	3,724,667	0.21	9.04
Forfeited	(195,333)	0.46
Expired	(477,334)	0.39
Outside options outstanding at December 31, 2020	3,052,000	0.46	8.07
Outside options exercisable at December 31, 2020	2,376,333	0.43	6.20
Outside options not vested at December 31, 2020	675,667

Schedule of Exercise Prices of Common Stock Options	The exercise prices of outside options outstanding and exercisable are as follows as of December 31, 2020:
Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
Under $1.00	3,052,000	2,376,333

Publisher Partner Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Exercise Prices of Common Stock Options

The exercise prices of the Publisher Partner Warrants outstanding and exercisable are as follows as of December 31, 2020.

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
Under $1.00	40,000	40,000
$1.01 to $1.25	465,419	275,419
$1.26 to $1.50	68,277	68,277
$1.51 to $1.75	110,318	27,818
$1.76 to $2.00	104,449	50,449
$2.01 to $2.25	1,078	1,078
	789,541	463,041

Schedule of Warrants Activity

A summary of the Publisher Partner Warrants activity during the years ended December 31, 2020 and 2019 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Publisher Partner Warrants outstanding at January 1, 2019	1,017,140	$1.47	3.26
Forfeited	(77,599)	1.62
Publisher Partner Warrants outstanding at December 31, 2019	939,541	1.46	2.57
Forfeited	(150,000)
Publisher Partner Warrants outstanding at December 31, 2020	789,541	1.34	1.50
Publisher Partner Warrants exercisable at December 31, 2020	463,041	1.31	1.52
Publisher Partner Warrants not vested at December 31, 2020	326,500
Publisher Partner Warrants available for future grants at December 31, 2020	1,210,459

Common Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value of Stock Options Assumptions

The fair value of common stock awards granted during the year ended December 31, 2020 were calculated using the Black-Scholes option pricing model under the Probability Weighted Scenarios utilizing the following assumptions:

	Up-list	No Up-list
Risk-free interest rate	0.45%	0.45%
Expected dividend yield	0.00%	0.00%
Expected volatility	71.00%	132.00%
Expected life	6.0 years	6.0 years

Summary of Stock Option Activity

A summary of the common stock award activity during the years ended December 31, 2020 and 2019 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Common stock awards outstanding at January 1, 2019	9,405,541	$0.61	9.30
Exercised	(25,000)	0.17
Forfeited	(1,197,776)	0.73
Expired	(118,204)	1.09
Common stock awards outstanding at December 31, 2019	8,064,561	0.62	8.34
Granted	234,000	0.90
Exercised	(6,944)	0.56
Forfeited	(601,179)	1.09
Expired	(788,101)	0.53
Common stock awards outstanding at December 31, 2020	6,902,337	0.86	7.50
Common stock awards exercisable at December 31, 2020	6,027,418	0.90	7.47
Common stock awards not vested at December 31, 2020	874,919
Common stock awards available for future grants at December 31, 2020	3,097,663

Schedule of Exercise Prices of Common Stock Options

The exercise prices under the 2016 Plan for the common stock awards outstanding and exercisable are as follows as of December 31, 2020:

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
Under $1.00	4,825,750	3,982,816
$1.01 to $1.25	780,751	779,843
$1.51 to $1.75	250,000	229,479
$1.76 to $2.00	924,169	913,613
$2.01 to $2.25	121,667	121,667
	6,902,337	6,027,418

Common Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value of Stock Options Assumptions

The fair value of common equity awards granted during the years ended December 31, 2020 and 2019 were calculated using the Black-Scholes option pricing model for the time-based and performance-based awards by an independent appraisal firm under the Probability Weighted Scenarios utilizing the following assumptions:

	December 31, 2020		December 31, 2019
	Up-list	No Up-list	Up-list	No Up-list
Expected life	0.20% - 0.79%	0.20% - 0.79%	1.51% - 2.59%	1.51% - 2.59%
Risk-free interest rate	0.00%	0.00%	0.00%	0.00%
Volatility factor	61.00% - 91.00%	61.00% - 142.00%	69.00% - 95.00%	119.00% - 149.00%
Dividend rate	3.0 – 6.7 years	3.0 – 6.7 years	3.0 – 6.0 years	3.0 – 6.0 years

The fair value of common equity awards granted during the year ended December 31, 2019 were calculated using the Monte Carlo model for the market-based awards by an independent appraisal firm under the Probability Weighted Scenarios utilizing the following assumptions:

	Up-list	No Up-list
Expected life	2.20% - 2.70%	2.16% - 2.71%
Risk-free interest rate	0.00%	0.00%
Volatility factor	140.00% - 146.00%	110.00%
Dividend rate	10.0 years	10.0 years

Summary of Stock Option Activity

A summary of the common equity award activity during the years ended December 31, 2020 and 2019 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of	Exercise	Life
	Shares	Price	(in Years)
Common equity awards outstanding at January 1, 2019	-	$-	-
Granted	68,180,863	0.53
Forfeited	(3,167,218)	0.53
Common equity awards outstanding at December 31, 2019	65,013,645	0.53	9.43
Granted	25,393,768	0.71
Forfeited	(8,342,377)	0.61
Expired	(2,722)	0.56
Common equity awards vested at December 31, 2020	82,062,314	0.58	8.65
Common equity awards exercisable at December 31, 2020	13,608,686	0.54	8.49
Common equity awards not vested at December 31, 2020	68,453,628
Common equity awards available for future grants at December 31, 2020	2,937,686

Schedule of Exercise Prices of Common Stock Options

The exercise prices under the 2019 Plan for the common equity awards outstanding and exercisable are as follows as of December 31, 2020:

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
No exercise price	250,000	250,000
Under $1.00	81,812,314	13,358,686
	82,062,314	13,608,686

Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Restricted Stock Units Activity

A summary of the restricted stock unit activity during the years ended December 31, 2020 and 2019 is as follows:

	Number of Shares		Weighted Average Grant-Date
	Unvested	Vested	Fair Value
Restricted stock units outstanding at January 1, 2019	-	-	$-
Granted	2,399,997	-	0.45
Restricted stock units outstanding at December 31, 2019	2,399,997	-	0.45
Forfeited	(2,399,997)	-
Restricted stock units outstanding at December 31, 2020	-	-	-